Document And Entity Information - USD ($)	9 Months Ended
	Sep. 30, 2017	Nov. 13, 2017
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Sep. 30, 2017
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2016
Entity Registrant Name	IPALCO ENTERPRISES, INC.
Entity Central Index Key	0000728391
Current Fiscal Year End Date	--09-30
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		108,907,318
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	Yes
Entity Public Float	$ 0